Dividends to shareholders (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends to shareholders
Second interim	$ 3,052	$ 3,047	$ 3,046
First interim	1,550	1,440	1,440
Total	$ 4,602	$ 4,487	$ 4,486
Second interim, per share	$ 1.97	$ 1.97	$ 1.97
First interim, per share	1	0.93	0.93
Total, per share	$ 2.97	$ 2.9	$ 2.9
Unclaimed dividends, forfeiture period	12 years
Unclaimed dividends forfeited and adjusted for in retained earnings		$ 0	$ 1